REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2019
REGULATORY MATTERS [Abstract]
Actual Capital Amounts and Ratios and Components of Regulatory Capital
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2019
Total capital to risk-weighted assets
Consolidated	$380,454	13.74%	$221,562	8.00%	NA	NA
Independent Bank	358,914	12.96	221,482	8.00	$276,852	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$352,764	12.74%	$166,171	6.00%	NA	NA
Independent Bank	331,224	11.96	166,111	6.00	$221,482	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$314,532	11.36%	$124,628	4.50%	NA	NA
Independent Bank	331,224	11.96	124,583	4.50	$179,954	6.50%

Tier 1 capital to average assets
Consolidated	$352,764	10.11%	$139,632	4.00%	NA	NA
Independent Bank	331,224	9.49	139,615	4.00	$174,519	5.00%

2018
Total capital to risk-weighted assets
Consolidated	$371,603	14.25%	$208,572	8.00%	NA	NA
Independent Bank	337,227	12.94	208,456	8.00	$260,569	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$345,419	13.25%	$156,429	6.00%	NA	NA
Independent Bank	311,043	11.94	156,342	6.00	$208,456	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$307,255	11.79%	$117,322	4.50%	NA	NA
Independent Bank	311,043	11.94	117,256	4.50	$169,370	6.50%

Tier 1 capital to average assets
Consolidated	$345,419	10.47%	$131,930	4.00%	NA	NA
Independent Bank	311,043	9.44	131,778	4.00	$164,723	5.00%

(1) These ratios do not reflect a capital conservation buffer of 2.50% and 1.875% at December 31, 2019 and 2018, respectively.
NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2019	2018	2019	2018
	(In thousands)
Total shareholders' equity	$350,169	$338,994	$366,861	$341,496
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(2,011)	4,311	(2,011)	4,311
Goodwill and other intangibles	(33,626)	(34,715)	(33,626)	(34,715)
Disallowed deferred tax assets	-	(1,335)	-	(49)
Common equity tier 1 capital	314,532	307,255	331,224	311,043
Qualifying trust preferred securities	38,232	38,164	-	-
Disallowed deferred tax assets	-	-	-	-
Tier 1 capital	352,764	345,419	331,224	311,043
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	27,690	26,184	27,690	26,184
Total risk-based capital	$380,454	$371,603	$358,914	$337,227